This is filed pursuant to Rule 497(e).

 AB(R)
[LOGO]

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
AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO                  AB MUNICIPAL INCOME PORTFOLIOS
("All Market Alternative Return")                           ("Municipal Portfolios")
                                                            - AB National Portfolio
AB BOND FUNDS ("Bond Funds")                                - AB High Income Municipal Portfolio
- AB Credit Long/Short Portfolio                            - AB California Portfolio
- AB Global Bond Fund                                       - AB Arizona Portfolio
- AB High Income Fund                                       - AB Massachusetts Portfolio
- AB High Yield Portfolio                                   - AB Minnesota Portfolio
- AB Income Fund                                            - AB New Jersey
- AB Intermediate Bond Portfolio                            - AB New York Portfolio
- AB Limited Duration High Income Portfolio                 - AB Ohio Portfolio
- AB Tax-Aware Fixed Income Portfolio                       - AB Pennsylvania Portfolio
- AB Unconstrained Bond Fund                                - AB Virginia Portfolio

AB CORPORATE SHARES ("Corporate Shares")                    AB VALUE FUNDS ("Value Funds")
- AB Corporate Income Shares                                - AB All Market Income Portfolio
- AB Municipal Income Shares                                - AB Global Real Estate Investment Fund
- AB Taxable Multi-Sector Income Shares                     - AB Global Risk Allocation Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO ("EMMA")          AB VARIABLE PRODUCTS SERIES FUND, INC. ("AVP")
                                                            - AB Balanced Wealth Strategy Portfolio
AB INFLATION STRATEGIES ("Inflation Strategies")            - AB Dynamic Asset Allocation Portfolio
- AB Bond Inflation Strategy                                - AB Intermediate Bond Portfolio
- AB Municipal Bond Inflation Strategy                      - AB Global Risk Allocation--Moderate Portfolio
- AB All Market Real Return Portfolio                       - AB Global Bond Portfolio

AB INSTITUTIONAL FUNDS, INC. ("Institutional")              AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Global Real Estate Investment Fund II                  - AB Wealth Appreciation Strategy
                                                            - AB All Market Total Return Portfolio
AB MULTI-MANAGER SELECT RETIREMENT FUNDS                    - AB Conservative Wealth Strategy
("Select Retirement Funds")                                 - AB Tax-Managed Wealth Appreciation Strategy
- AB Multi-Manager Select Retirement Allocation Fund        - AB Tax-Managed All Market Income Portfolio
- AB Multi-Manager Select 2010 Fund
- AB Multi-Manager Select 2015 Fund                         SANFORD C. BERNSTEIN FUND, INC. and
- AB Multi-Manager Select 2020 Fund                         SANFORD C. BERNSTEIN FUND II
- AB Multi-Manager Select 2025 Fund                         ("Bernstein Funds")
- AB Multi-Manager Select 2030 Fund                         - AB Intermediate Duration Portfolio
- AB Multi-Manager Select 2035 Fund                         - AB Intermediate Duration Institutional
- AB Multi-Manager Select 2040 Fund
- AB Multi-Manager Select 2045 Fund
- AB Multi-Manager Select 2050 Fund
- AB Multi-Manager Select 2055 Fund

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Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds."

Supplement dated June 15, 2017 to the following Statements of Additional Information, as amended ("SAIs"):


SAI                                 DATE                       SAI                        DATE
-------------------------------     ----------------------    -------------------------- ---------------------------
All Market Alternative Return       February 28, 2017         Inflation Strategies       January 31, 2017
AVP                                 May 1, 2017               Institutional              January 29, 2017
Bernstein Funds                     January 27, 2017          Municipal Portfolios       September 30, 2016
Bond Funds                          January 30, 2017          Select Retirement Funds    November 30, 2016
Corporate Shares                    August 31, 2016           Value Funds                February 28, 2017
EMMA                                July 29, 2016             Wealth Strategies          December 30, 2016



                                   * * * * *

For all Funds (except as noted otherwise), the below disclosure is added under the heading "Information about the Fund(s) and its (their)
Investments-Additional Investment Policies and Practices-Mortgage-Related Securities, Other Asset-Backed Securities and Structured
[Securities/Financings]" following "Commercial Mortgage-Backed Securities" and "Certain Risks":

For Select Retirement and Institutional, the below disclosure is added under the heading "Information about the Fund(s) and its (their) Investments-Additional Investment Policies and Practices-Mortgage-[Backed/Related] Securities and Other Asset-Backed Securities" following "Commercial Mortgage-Backed Securities" and "Certain Risks":

For Wealth Strategies, the below disclosure is added under the heading "Description of the Funds-Additional Investment Policies and
Practices-Mortgage-Related Securities and Other Asset-Backed Securities" following "Commercial Mortgage-Backed Securities" and "Certain Risks":

For AVP, the below disclosure is added under the heading "Information about the Portfolios and their Investments-Additional Investment Policies and Practices-Mortgage-Related Securities, Other Asset-Backed Securities and Structured Securities" following "Commercial Mortgage-Backed Securities" and "Certain Risks":

For Municipal Portfolios, the below disclosure is added under the heading "Description of the Portfolios-Additional Investment Policies and
Practices-Asset-Backed Securities, Mortgage-Related Securities and Structured Securities" following "Certain Risks":

For Bernstein Funds, the below disclosure is added under the heading "Investment Strategies and Related Risks" following the fourteenth paragraph:

      GSE Risk-Sharing Bonds. Another type of mortgage-related security, known as GSE Risk-Sharing Bonds or Credit Risk Transfer securities ("CRTs"), transfers a portion of the risk of borrower defaults from the GSEs to investors through the issuance of a bond whose return of principal is linked to the performance of a selected pool of mortgages. CRTs are issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. Typically, CRTs are issued at par and have stated final maturities. CRTs are structured so that: (i) interest is paid directly by the issuing GSE and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans acquired by the GSE.

      The risks associated with an investment in CRTs differ from the risks associated with an investment in mortgage-backed securities issued by GSEs because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor. As a result, in the event that a GSE fails to pay principal or interest on a CRT or goes through bankruptcy, insolvency or similar proceeding, holders of such CRT have no direct recourse to the underlying mortgage loans.

                                   * * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

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